Segment Information Revenue By Service/Product Solution (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Property, plant and equipment at cost		$ 609.0				$ 604.8				$ 609.0	$ 604.8	$ 592.4
Services										1,394.2	1,432.8	1,420.8
Products										1,025.1	1,302.0	1,161.9
Revenue summary by segment		610.4	$ 589.6	$ 644.5	$ 574.8	778.6	$ 687.6	$ 654.4	$ 614.2	2,419.3	2,734.8	2,582.7
Financial self-service
Segment Reporting Information [Line Items]
Services										1,185.0	1,219.9	1,188.7
Products										923.7	977.3	977.7
Revenue summary by segment										2,108.7	2,197.2	2,166.4
Security
Segment Reporting Information [Line Items]
Services										209.3	212.9	232.1
Products										83.5	99.5	112.2
Revenue summary by segment										292.8	312.4	344.3
Total financial self-service & security
Segment Reporting Information [Line Items]
Revenue summary by segment										2,401.5	2,509.6	2,510.7
Brazil
Segment Reporting Information [Line Items]
Revenue summary by segment										17.8	225.2	72.0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment at cost		251.1				284.4				251.1	284.4	307.4
Revenue summary by segment										2,419.3	2,734.8	2,582.6
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment at cost	[1]	357.9				320.4				357.9	320.4	285.0
North America Segment | Operating Segments [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment at cost		110.7				120.6				110.7	120.6	131.0
Revenue summary by segment										1,094.5	1,091.4	1,140.2
Asia Pacific Segment | Operating Segments [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment at cost		53.3				46.9				53.3	46.9	46.1
Revenue summary by segment										439.6	500.3	479.1
EMEA Segment | Operating Segments [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment at cost		35.2				38.2				35.2	38.2	40.7
Revenue summary by segment										393.1	421.2	362.2
Latin America Segment | Operating Segments [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment at cost		$ 51.9				$ 78.7				51.9	78.7	89.6
Revenue summary by segment										$ 492.1	$ 721.9	$ 601.1

[1]	Corporate charges not allocated to segments include headquarter based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.